Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0000217346
Registrant Name	TEXTRON INC
Registration File Number	333-293711
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES